Maximum exposure to credit risk (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		₩ 2,369,739	₩ 3,051,353
Not Designated as Hedging Instrument [Member]
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		22,020	367,477
Designated as Hedging Instrument [Member]
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		10,606	413,897
Available-for-sale financial assets [Member]
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		699,833	1,014,732
Held-to-maturity investments [Member]
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		3,144	3,244
Loans and receivables [Member]
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		905,641	834,207
Long-term/short-term financial instruments [Member]
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		2,244,514	2,695,926
Financial assets at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		111,512
Trade and other receivables [Member]
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		9,683,769	9,692,391
Financial guarantee contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk	[1]	₩ 1,154,862	₩ 1,396,152

[1]	Maximum exposure associated with the financial guarantee contracts is the maximum amounts of the obligation.